35. Basic and diluted (loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Basic And Diluted Loss Earnings Per Share Tables
Basic and diluted earnings (loss) per share
	12.31.17	12.31.16	12.31.15
Profit (Loss) for the year attributable to the owners of the Company	682,190	(1,188,648)	1,142,443
Weighted average number of common shares outstanding	898,280	897,043	897,043
Basic and diluted profit (loss) earnings per share – in pesos	0.76	(1.33)	1.27